Annual Fund Operating Expenses - GUARDIAN CAPITAL DIVIDEND GROWTH FUND	Feb. 11, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[1],[2]

[1]	Amounts have been estimated for the current fiscal year.
[2]	The Fund's investment adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that the total annual fund operating expenses of the Fund (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund's Institutional Shares, exceed 0.95% through January 31, 2027. This contractual limitation may be terminated during this period only by the Fund's Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.